Income Tax - Summary of Income Tax in Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax expense and deferred taxes [line items]
Deferred taxation	¥ 5,436	¥ 3,282	¥ 2,922
Actual income tax expense	6,322	6,810	6,192
PRC [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income tax	781	3,408	3,147
Other tax jurisdictions [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income tax	¥ 105	¥ 120	¥ 123